Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 247,344
Ending balance	225,396
IFRS 9 [member]
Disclosure of other provisions [line items]
Beginning balance	247,344
Additional provisions	4,386
Amounts used	(20,341)
Unused amounts reversed	(5,903)
Amortization of discount and effect of change in discount rate	(438)
Others	348
Ending balance	225,396
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	128,234
Amounts used	(16,110)
Amortization of discount and effect of change in discount rate	(516)
Ending balance	111,608
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	119,110
Additional provisions	4,386
Amounts used	(4,231)
Unused amounts reversed	(5,903)
Amortization of discount and effect of change in discount rate	78
Others	348
Ending balance	¥ 113,788